Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
INTREPID CAPITAL FUND | INTREPID CAPITAL FUND | Investor Class
Risk/Return:
Trading Symbol	ICMBX
INTREPID CAPITAL FUND | INTREPID CAPITAL FUND | Institutional Class
Risk/Return:
Trading Symbol	ICMVX
Intrepid Small Cap Fund | Intrepid Small Cap Fund | Investor Class
Risk/Return:
Trading Symbol	ICMAX
Intrepid Small Cap Fund | Intrepid Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ICMZX
Intrepid Income Fund | Intrepid Income Fund | Investor Class
Risk/Return:
Trading Symbol	ICMYX
Intrepid Income Fund | Intrepid Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ICMUX
INTREPID ALL CAP FUND | INTREPID ALL CAP FUND | Investor Class
Risk/Return:
Trading Symbol	ICMCX